Note 12 - Available for sale Financial Assets	12 Months Ended
Dec. 31, 2017
Available for sale Financial Assets
Available for sale financial assets

Available-for-sale financial assets

Available-for-sale financial assets- Balance details

The breakdown of the balance by the main financial instruments in the accompanying consolidated balance sheets is as follows

Available-for-Sale Financial Assets (Millions of euros)
	Notes	2017	2016	2015
Debt securities	7.3.1	66,273	74,739	108,448
Impairment losses		(21)	(159)	(139)
Subtotal		66,251	74,580	108,310
Equity instruments	7.3.1	4,488	4,814	5,262
Impairment losses		(1,264)	(174)	(146)
Subtotal		3,224	4,641	5,116
Total		69,476	79,221	113,426

Debt securities

The breakdown of the balance under the heading “Debt securities” of the accompanying financial statements, broken down by the nature of the financial instruments, is as follows

Available-for-sale financial assets: Debt Securities. December 2017 (Millions of euros)
	Amortized Cost (*)	UnrealizedGains	UnrealizedLosses	Book Value
Domestic Debt Securities
Spanish Government and other general governments agencies debt securities	22,765	791	(17)	23,539
Other debt securities	1,951	114	-	2,066
Issued by credit institutions	891	72	-	962
Issued by other issuers	1,061	43	-	1,103
Subtotal	24,716	906	(17)	25,605
Foreign Debt Securities
Mexico	9,755	45	(142)	9,658
Mexican Government and other general governments agencies debt securities	8,101	34	(120)	8,015
Other debt securities	1,654	11	(22)	1,643
Issued by credit institutions	212	1	(3)	209
Issued by other issuers	1,442	10	(19)	1,434
The United States	12,479	36	(198)	12,317
Government securities	8,625	8	(133)	8,500
US Treasury and other US Government agencies	3,052	-	(34)	3,018
States and political subdivisions	5,573	8	(99)	5,482
Other debt securities	3,854	28	(65)	3,817
Issued by credit institutions	56	1	-	57
Issued by other issuers	3,798	26	(65)	3,759
Turkey	5,052	48	(115)	4,985
Turkey Government and other general governments agencies debt securities	5,033	48	(114)	4,967
Other debt securities	19	1	(1)	19
Issued by credit institutions	19	-	(1)	19
Other countries	13,271	533	(117)	13,687
Other foreign governments and other general governments agencies debt securities	6,774	325	(77)	7,022
Other debt securities	6,497	208	(40)	6,664
Issued by Central Banks	1,330	2	(1)	1,331
Issued by credit institutions	2,535	139	(19)	2,654
Issued by other issuers	2,632	66	(19)	2,679
Subtotal	40,557	661	(572)	40,647
Total	65,273	1,567	(589)	66,251

(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.

Available-for-sale financial assets: Debt Securities. December 2016 (Millions of euros)
	Amortized Cost (*)	UnrealizedGains	UnrealizedLosses	Book Value
Domestic Debt Securities
Spanish Government and other general governments agencies debt securities	22,427	711	(18)	23,119
Other debt securities	2,305	117	(1)	2,421
Issued by credit institutions	986	82	-	1,067
Issued by other issuers	1,319	36	(1)	1,354
Subtotal	24,731	828	(19)	25,540
Foreign Debt Securities
Mexico	11,525	19	(343)	11,200
Mexican Government and other general governments agencies debt securities	9,728	11	(301)	9,438
Other debt securities	1,797	8	(42)	1,763
Issued by credit institutions	86	2	(1)	87
Issued by other issuers	1,710	6	(41)	1,675
The United States	14,256	48	(261)	14,043
Government securities	8,460	9	(131)	8,337
US Treasury and other US Government agencies	1,702	1	(19)	1,683
States and political subdivisions	6,758	8	(112)	6,654
Other debt securities	5,797	39	(130)	5,706
Issued by credit institutions	95	2	-	97
Issued by other issuers	5,702	37	(130)	5,609
Turkey	5,550	73	(180)	5,443
Turkey Government and other general governments agencies debt securities	5,055	70	(164)	4,961
Other debt securities	495	2	(16)	482
Issued by credit institutions	448	2	(15)	436
Issued by other issuers	47	-	(1)	46
Other countries	17,923	634	(203)	18,354
Other foreign governments and other general governments agencies debt securities	7,882	373	(98)	8,156
Other debt securities	10,041	261	(105)	10,197
Issued by Central Banks	1,657	4	(2)	1,659
Issued by credit institutions	3,269	96	(54)	3,311
Issued by other issuers	5,115	161	(49)	5,227
Subtotal	49,253	773	(987)	49,040
Total	73,985	1,601	(1,006)	74,580

(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption.

Available-for-sale financial assets: Debt Securities. December 2015 (Millions of euros)
	Amortized Cost (*)	UnrealizedGains	UnrealizedLosses	Book Value
Domestic Debt Securities
Spanish Government and other general governments agencies debt securities	38,763	2,078	(41)	40,799
Other debt securities	4,737	144	(11)	4,869
Issued by credit institutions	2,702	94	-	2,795
Issued by other issuers	2,035	50	(11)	2,074
Subtotal	43,500	2,221	(53)	45,668
Foreign Debt Securities
Mexico	12,627	73	(235)	12,465
Mexican Government and other general governments agencies debt securities	10,284	70	(160)	10,193
Other debt securities	2,343	4	(75)	2,272
Issued by credit institutions	260	1	(7)	254
Issued by other issuers	2,084	3	(68)	2,019
The United States	13,890	63	(236)	13,717
Government securities	6,817	13	(41)	6,789
US Treasury and other US Government agencies	2,188	4	(15)	2,177
States and political subdivisions	4,629	9	(26)	4,612
Other debt securities	7,073	50	(195)	6,927
Issued by credit institutions	71	5	(1)	75
Issued by other issuers	7,002	45	(194)	6,852
Turkey	13,414	116	(265)	13,265
Turkey Government and other general governments agencies debt securities	11,801	111	(231)	11,682
Other debt securities	1,613	4	(34)	1,584
Issued by credit institutions	1,452	3	(30)	1,425
Issued by other issuers	162	1	(4)	159
Other countries	22,803	881	(490)	23,194
Other foreign governments and other general government agencies debt securities	9,778	653	(76)	10,356
Other debt securities	13,025	227	(414)	12,838
Issued by Central Banks	2,277	-	(4)	2,273
Issued by credit institutions	3,468	108	(88)	3,488
Issued by other issuers	7,280	119	(322)	7,077
Subtotal	62,734	1,132	(1,226)	62,641
Total	106,234	3,354	(1,278)	108,310

(*) The amortized cost includes portfolio gains/losses linked to insurance contracts in which the policyholder assumes the risk in case of redemption

The credit ratings of the issuers of debt securities in the available-for-sale portfolio as of December 31, 2017, 2016 and 2015, are as follows

Debt Securities by Rating
	December 2017		December 2016		December 2015
	Fair Value(Millions of Euros)%		Fair Value(Millions of Euros)%		Fair Value(Millions of Euros)%
AAA	687	1.0%	4,922	6.6%	1,842	1.7%
AA+	10,738	16.2%	11,172	15.0%	10,372	9.6%
AA	507	0.8%	594	0.8%	990	0.9%
AA-	291	0.4%	575	0.8%	938	0.9%
A+	664	1.0%	1,230	1.6%	1,686	1.6%
A	683	1.0%	7,442	10.0%	994	0.9%
A-	1,330	2.0%	1,719	2.3%	4,826	4.5%
BBB+	35,175	53.1%	29,569	39.6%	51,885	47.9%
BBB	7,958	12.0%	3,233	4.3%	23,728	21.9%
BBB-	5,583	8.4%	6,809	9.1%	5,621	5.2%
BB+ or below	1,564	2.4%	2,055	2.8%	2,639	2.4%
Without rating	1,071	1.6%	5,261	7.1%	2,789	2.6%
Total	66,251	100.0%	74,580	100.0%	108,310	100.0%

Equity instruments

The breakdown of the balance under the heading "Equity instruments" of the accompanying financial statements as of December 2017, 2016 and 2015, is as follows

Available-for-sale financial assets: Equity Instruments. December 2017 (Millions of euros)
	Amortized Cost	UnrealizedGains	UnrealizedLosses	FairValue
Equity instruments listed
Listed Spanish company shares	2,189	-	(1)	2,188
Other entities	2,189	-	(1)	2,188
Listed foreign company shares	215	33	(7)	241
United States	11	-	-	11
Mexico	8	25	-	33
Turkey	4	1	-	5
Other countries	192	7	(7)	192
Subtotal	2,404	33	(8)	2,429
Unlisted equity instruments
Unlisted Spanish company shares	33	29	-	62
Credit institutions	4	-	-	4
Other entities	29	29	-	58
Unlisted foreign companies shares	665	77	(8)	734
United States	498	40	(6)	532
Mexico	1	-	-	1
Turkey	15	6	(2)	19
Other countries	151	31	-	182
Subtotal	698	106	(8)	796
Total	3,102	139	(16)	3,224

Available-for-sale financial assets: Equity Instruments. December 2016 (Millions of euros)
	Amortized Cost	UnrealizedGains	UnrealizedLosses	FairValue
Equity instruments listed
Listed Spanish company shares	3,690	17	(944)	2,763
Other entities	3,690	17	(944)	2,763
Listed foreign company shares	793	289	(15)	1,066
United States	16	22	-	38
Mexico	8	33	-	41
Turkey	5	1	-	6
Other countries	763	234	(15)	981
Subtotal	4,483	306	(960)	3,829
Unlisted equity instruments
Unlisted Spanish company shares	57	2	(1)	59
Credit institutions	4	-	-	4
Other entities	53	2	(1)	55
Unlisted foreign companies shares	708	46	(2)	752
United States	537	13	-	550
Mexico	1	-	-	1
Turkey	18	7	(2)	24
Other countries	152	26	-	178
Subtotal	766	48	(3)	811
Total	5,248	355	(962)	4,641

Available-for-sale financial assets: Equity Instruments. December 2015 (Millions of euros)
	Amortized Cost	UnrealizedGains	UnrealizedLosses	FairValue
Equity instruments listed
Listed Spanish company shares	3,402	17	(558)	2,862
Other entities	3,402	17	(558)	2,862
Listed foreign company shares	1,027	392	(44)	1,375
United States	41	21	-	62
Mexico	9	42	(10)	40
Turkey	6	4	(5)	6
Other countries	972	325	(29)	1,267
Subtotal	4,430	409	(602)	4,236
Unlisted equity instruments
Unlisted Spanish company shares	74	5	(1)	78
Credit institutions	4	1	-	6
Other entities	69	3	(1)	72
Unlisted foreign companies shares	701	108	(7)	802
United States	549	5	-	554
Mexico	1	-	-	1
Turkey	21	13	(6)	27
Other countries	130	91	(1)	220
Subtotal	775	113	(8)	880
Total	5,204	522	(610)	5,116

Gains/losses

The changes in the gains/losses, net of taxes, recognized under the equity heading “Accumulated other comprehensive income – Items that may be reclassified to profit or loss- Available-for-sale financial assets” in the accompanying consolidated balance sheets are as follows

Accumulated other comprehensive income-Items that may be reclassified to profit or loss - Available-for-Sale Financial Assets (Millions of euros)
	2017	2016	2015
Balance at the beginning	947	1,674	3,816
Valuation gains and losses	321	400	(1,222)
Amounts transferred to income	356	(1,181)	(1,844)
Other reclassifications	(10)	116	-
Income tax	27	(62)	924
Balance at the end	1,641	947	1,674
Of which:
Debt securities	1,557	1,629	1,769
Equity instruments	84	(682)	(95)

Debt securities

In 2017, the debt securities recoveries recognized in the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss- Available- for-sale financial assets” in the accompanying consolidated income statement amounted to €4 million. In the 2016 and 2015 the impairment recognized were €157 and €1 million, respectively (see Note 47).

For the rest of debt securities, 94.7% of the unrealized losses recognized under the heading "Accumulated other comprehensive income - Items that may be reclassified to profit or loss– Available-for-sale financial assets” and originating in debt securities were generated over more than twelve months. However, no impairment was recognized, as following an analysis of these unrealized losses we concluded that they were temporary due to the following reasons: the interest payment dates of all the fixed-income securities have been satisfied; and because there is no evidence that the issuer will not continue to meet its payment obligations, nor that future payments of both principal and interest will not be sufficient to recover the cost of the debt securities.

Equity instruments

As of December 31, 2017, the Group’s most significant investment in equity instruments classified as available for sale was the participation in Telefónica, S.A. (Telefónica), which accounted for approximately 70% of the portfolio of equity instruments classified as available for sale financial assets. The Group monitors the valuation of this investment on a periodic basis.

As of December 29, 2017 (last session of the year), the share price of Telefónica closed at €8.125 per share, so the unrealized losses recognized under the heading “Accumulated other comprehensive income - Items that may be reclassified to profit or loss– Available-for-sale financial assets” resulting from equity instruments, amounted to €1,123 million.

As of December 31, 2017, the Group carried out the analysis described in Note 2.2.1, recording the aforementioned unrealized losses under the heading “Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss - Available-for-sale financial assets" in the income statement for the year 2017.

As mentioned above, these losses were recorded in "Accumulated other comprehensive income”, therefore, as of December 31, 2017, the total equity of the Group is not affected (see Note 32.1)